Summary of Significant Accounting Policies and Basis of Presentation - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative liabilities	$ 2,886,811	$ 2,135,939	$ 7,888,684
Level 1 [Member]
Derivative liabilities
Level 2 [Member]
Derivative liabilities
Level 3 [Member]
Derivative liabilities	$ 2,886,811	$ 2,135,939	$ 7,888,684